Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net revenues	$ 82,864,846	¥ 576,888,484	¥ 462,019,759	¥ 362,331,754
Operating income/(loss)	1,292,033	8,994,880	(2,619,131)	(835,476)
Including: gain on sale of development properties	558,004	3,884,709
Total other income		4,697,652	245,453	956,436
Income/(loss) before tax	$ 1,966,808	13,692,532	(2,373,678)	120,960
Operating segments
Net revenues		575,742,055	461,063,511	361,495,215
Operating income/(loss)		12,753,058	1,912,565	2,885,596
Inter-segment
Net revenues		(435,364)	(1,103,943)	(546,667)
Unallocated items
Net revenues		1,146,429	956,248	836,539
Operating income/(loss)		(3,758,178)	(4,531,696)	(3,721,072)
JD Retail | Operating segments
Net revenues		552,245,141	447,502,173	356,020,374
Operating income/(loss)		13,775,339	7,049,222	4,956,264
New Businesses | Operating segments
Net revenues		23,932,278	14,665,281	6,021,508
Operating income/(loss)		(1,022,281)	¥ (5,136,657)	¥ (2,070,668)
Including: gain on sale of development properties		¥ 3,884,709